Segments and Geographic Areas - Percentage of Revenue Earned by Geographical Area (Detail) - Segment	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Number of reportable segment	1
Operating Segments | Sales | Nigeria
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	60.30%	60.20%	52.10%
Operating Segments | Sales | Gulf of Mexico
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	38.10%	24.50%	26.10%
Operating Segments | Sales | Brazil
Segment Reporting Information [Line Items]
Percentage of revenue earned by geographical area	1.60%	15.30%	21.80%